Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Goldman Sachs Trust and
Shareholders of the Funds listed in Appendix A:

In planning and performing our audits of the financial statements of the Funds listed in Appendix A, (hereafter collectively referred to as the "Funds") as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of Goldman Sachs Trust and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
December 27, 2018


Appendix A

Fu
nd
Period
Gol
dma
n
Sac
hs
Asia
Equ
ity
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Em
ergi
ng
Mar
kets
Equ
ity
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
N-
11
Equ
ity
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
ESG
Em
ergi
ng
Mar
kets
Equ
ity
Fun
d
May 31,
2018
(commenc
ement of
operations
) through
October
31, 2018
Gol
dma
n
Sac
hs
Inte
rnat
iona
l
Equ
ity
ESG
Fun
d
(for
mer
ly,
Gol
dma
n
Sac
hs
Foc
use
d
Inte
rnat
iona
l
Equ
ity
Fun
d)
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Inte
rnat
iona
l
Equ
ity
Inc
ome
Fun
d
(for
mer
ly,
Gol
dma
n
Sac
hs
Stra
tegi
c
Inte
rnat
iona
l
Equ
ity
Fun
d)
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Em
ergi
ng
Mar
kets
Equ
ity
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Inte
rnat
iona
l
Equ
ity
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Inte
rnat
iona
l
Sma
ll
Cap
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Inc
ome
Buil
der
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Risi
ng
Divi
den
d
Gro
wth
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Tot
al
Em
ergi
ng
Mar
kets
Inc
ome
Fun
d
April 1,
2018 -
October
31, 2018
Gol
dma
n
Sac
hs
Abs
olut
e
Ret
urn
Mul
ti-
Ass
et
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Lar
ge
Cap
Gro
wth
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Lar
ge
Cap
Val
ue
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Sma
ll
Cap
Equ
ity
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Sma
ll
Cap
Gro
wth
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
Sma
ll
Cap
Val
ue
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018
Gol
dma
n
Sac
hs
U.S.
Equ
ity
Insi
ghts
Fun
d
November
1, 2017 -
October
31, 2018



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